UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_____Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

__________________to__________________

Date of Report (Date of earliest event reported) __________________________________

Commission File Number of securitizer: _______________________________

Central Index Key Number of securitizer: ______________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X        Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001748395 (Funding Depositor LLC)

CIM Trust 2022-I1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Mohit Marria, (212) 626-2300
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

This Form ABS-15G/A amends the Form ABS-15G filed by Funding Depositor LLC on May 25, 2022 (the "Original Filing") relating to CIM Trust 2022-I1 and is being filed solely to supplement the reports on the Original Filing with the Exhibits to this Form ABS-15G/A.

Item 3.	Exhibit

99.1	Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC ("AMC")

Schedule 11 – Personal Guaranty

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: May 27, 2022

Funding Depositor LLC
(Securitizer)

By:	/s/ Mohit Marria
Name: Mohit Marria
Title: President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC ("AMC")

Schedule 11 – Personal Guaranty